Note 4 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	201 7	201 6
Land and land improvement s	$14,318	$14,118
Buildings and improvement s	34,721	33,533
Machinery and equipmen t	9,151	9,015
Vehicle s	467	445
Office furniture and fixture s	6,301	5,963
Construction in progres s	294	479
	65,252	63,553
Less accumulated depreciation and amortizatio n	(22,037)	(19,582)
Property and equipment, ne t	$43,215	$43,971